Business Combinations - Identifiable assets acquired and liabilities assumed (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	[1],[2]	Jun. 15, 2018	Jun. 11, 2018
Disclosure of detailed information about business combination [line items]
Vessels (Note 12)	$ 1,710,250,000
Other tangible assets	345,000
Intangible assets	152,000
Receivables	16,769,000
Current assets	81,357,000
Cash and cash equivalents	126,288,000
Loans and borrowings (Note 15)	(1,312,446,000)
Current liabilities	(33,012,000)
Total identifiable net assets acquired	589,703,000
Consideration transferred	553,423,000
Bargain purchase	$ 36,280,000	$ 0
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Vessels (Note 12)					$ 1,276,250,000
Other tangible assets					345,000
Intangible assets					152,000
Receivables					9,599,000
Current assets					66,728,000
Cash and cash equivalents					126,288,000
Loans and borrowings (Note 15)					(1,001,478,000)
Current liabilities					(29,160,000)
Total identifiable net assets acquired					448,724,000
Consideration transferred					553,423,452
International Seaways
Disclosure of detailed information about business combination [line items]
Vessels (Note 12)				$ 434,000,000
Other tangible assets				0
Intangible assets				0
Receivables				7,170,000
Current assets				14,629,000
Cash and cash equivalents				0
Loans and borrowings (Note 15)				(310,968,000)
Current liabilities				$ (3,852,000)
Total identifiable net assets acquired					$ 140,979,000

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.